Fees Summary	Sep. 26, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,374,000
Previously Paid Amount	0.00
Total Fee Amount	498.00
Total Offset Amount	0.00
Net Fee	498.00
Narrative - Max Aggregate Offering Price	$ 3,374,000
Final Prospectus	true